CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $)	Total	Series D Preferred Stock	Series E Preferred Stock	Common Stock	Exchangeable Common Stock	Preferred Stock Series D Preferred Stock	Preferred Stock Series E Preferred Stock	Deposit on Triad	Additional Paid in Capital	Additional Paid in Capital Series D Preferred Stock	Additional Paid in Capital Series E Preferred Stock	Accumulated Deficit	Accumulated Other Comprehensive Loss	Treasury Stock	Treasury Stock Series E Preferred Stock	Unearned Common Shares in KSOP	Non-controlling Interest	Prc Williston Llc [Member]
BALANCE at Dec. 31, 2009	$ 39,318,000			$ 506,000	$ 0	$ 0	$ 0	$ (1,310,000)	$ 71,936,000			$ (33,135,000)	$ 0	$ 0		$ 0	$ 1,321,000
BALANCE (in shares) at Dec. 31, 2009				50,591,000	0	0	0
Members' Equity																		(25,663,000)
Net Income (Loss) Attributable to Parent	(13,800,000)																	(7,097,000)
Increase (Decrease) in Shareholders' Equity
Share based compensation (in shares)				2,539,000
Share based compensation	6,380,000			25,000					6,355,000
Stock Options surrendered by holder for cash payment	(116,000)								(116,000)
Issued shares as Employer Match on 401K	0
Issued shares of Common Stock for payment of commitment fee and services for the year ended December 31, 2011 and 2010, respectively (in shares)				56,000
Issued shares of Common Stock for payment of commitment fee and services for the years ended December 31, 2011 and 2010, respectively	165,000			1,000					164,000
Issued shares of Series C Preferred Stock for cash	(1,419,000)								(1,419,000)
Issued shares of stock for cash (in shares)				10,832,000
Issued shares of Common Stock for cash	38,678,000			108,000					38,570,000
Issued shares of Common Stock upon exercise of warrants and options (in shares)				7,590,000
Issued shares of Common Stock upon exercise of warrants and options	16,232,000			76,000					16,156,000
Issued shares of Common Stock upon redemption of Series B Convertible Preferred Stock (in shares)				1,000,000
Issued shares of Common Stock upon redemption of Series B Convertible Preferred Stock	3,732,000			10,000					3,722,000
Preferred dividends	(2,467,000)											(2,467,000)
Common stock returned to treasury and on Triad Acquisition for the years ended December 31, 2012 and 2010, respectively	0							1,310,000						(1,310,000)
Loan of 153,300 shares to KSOP	(604,000)															(604,000)
Issued shares of common stock for acquisition of assets (in shares)				2,255,000
Issued shares of common stock for acquisition of assets	17,094,000			23,000					17,071,000
Purchase of outstanding non-controlling interest in a subsidiary	0
Net income (loss)	(13,671,000)											(13,800,000)					129,000
BALANCE at Dec. 31, 2010	103,322,000			749,000	0	0	0	0	152,439,000			(49,402,000)	0	(1,310,000)		(604,000)	1,450,000
BALANCE (in shares) at Dec. 31, 2010				74,863,000	0	0	0
Members' Equity																		(28,680,000)
Net Income (Loss) Attributable to Parent	(76,661,000)																	(3,017,000)
Increase (Decrease) in Shareholders' Equity
Share based compensation (in shares)				121,000
Share based compensation	25,057,000			1,000					25,056,000
Issued shares as Employer Match on 401K	0
Issued shares of Common Stock for payment of commitment fee and services for the year ended December 31, 2011 and 2010, respectively (in shares)				166,000
Issued shares of Common Stock for payment of commitment fee and services for the years ended December 31, 2011 and 2010, respectively	779,000			2,000					777,000
Issued shares of Series C Preferred Stock for cash	(689,000)								(689,000)
Issued shares of stock for cash (in shares)		1,437,558		1,714,000
Issued shares of Common Stock for cash	13,892,000			17,000					13,875,000
Issued shares of Preferred Stock for Cash (in cash)						1,438,000
Issued shares of Preferred Stock for cash	65,689,000					71,878,000			(6,189,000)
Issued shares of Common Stock upon exercise of warrants and options (in shares)				6,293,000
Issued shares of Common Stock upon exercise of warrants and options	7,618,000			63,000					7,555,000
Preferred dividends	(14,007,000)											(14,007,000)
Issued 12,875,093 warrants for payment of dividends on common stock with fair market value of $6.7 million	0
Issued 378,174 warrants for payment of dividends on MHR Exchangeco Corporation's exchangeable common stock with fair market value of $197 thousand	0
Issued shares of common stock for acquisition of assets (in shares)				45,713,000
Issued shares of common stock for acquisition of assets	342,734,000			456,000					342,278,000
Issued shares of Common Stock to employees for change in control payments for NGAS Resources (in shares)				351,000
Issued shares of Common Stock to employees for change in control payments for NGAS Resources	2,802,000			4,000					2,798,000
Issued 138,388 warrants in replacement of NGAS Resources warrants	190,000								190,000
Issued common units of Eureka Hunter Holdings for asset acquisition / Noncontrolling interest acquired in NGAS acqusition for the years ended December 31, 2012 and 2011, respectively	497,000																497,000
Issued exchangeable shares for acquisition of NuLoch Resources (in shares)					4,276,000
Issued exchangeable shares for acquisition of NuLoch Resources	31,643,000				43,000				31,600,000
Common stock issued upon exchange of MHR Exchangeco Corporation's exchangeable shares (in shares)				582,000	(582,000)
Issued shares of common stock upon exchange of MHR Exchangeco Corporation's exchangeable shares	0			6,000	(6,000)
Purchase of outstanding non-controlling interest in a subsidiary	0
Net income (loss)	(76,412,000)											(76,661,000)					249,000
Other comprehensive income:
Foreign currency translation	(12,477,000)												(12,477,000)
Unrealized gain on available for sale securities	14,000												14,000
BALANCE at Dec. 31, 2011	490,652,000			1,298,000	37,000	71,878,000		0	569,690,000			(140,070,000)	(12,463,000)				2,196,000
BALANCE (in shares) at Dec. 31, 2011				129,803,000	3,694,000	1,438,000
Net Income (Loss) Attributable to Parent	(25,035,000)																	(1,385,000)
Increase (Decrease) in Shareholders' Equity
Share based compensation	12,500,000
Net income (loss)	(25,013,000)
BALANCE at Jun. 30, 2012
BALANCE at Dec. 31, 2011	490,652,000			1,298,000	37,000	71,878,000	0	0	569,690,000			(140,070,000)	(12,463,000)	(1,310,000)		(604,000)	2,196,000
BALANCE (in shares) at Dec. 31, 2011				129,803,000	3,694,000	1,438,000	0
Members' Equity																		(43,571,000)
Net Income (Loss) Attributable to Parent	(132,708,000)																	(14,891,000)
Increase (Decrease) in Shareholders' Equity
Share based compensation (in shares)				108,000
Share based compensation	15,696,000			1,000					15,695,000
Issued shares as Employer Match on 401K (in shares)				199,000
Issued shares as Employer Match on 401K	874,000			2,000					872,000
Issued shares of stock for cash (in shares)		2,771,263		35,000,000
Issued shares of Common Stock for cash	148,241,000			350,000					147,891,000
Issued shares of Preferred Stock for Cash (in cash)						2,771,000	1,000
Issued shares of Preferred Stock for cash	144,635,000					138,563,000	25,000,000		(18,928,000)
Issued shares of Common Stock upon exercise of warrants and options (in shares)				1,438,000
Issued shares of Common Stock upon exercise of warrants and options	2,331,000			14,000					2,317,000
Preferred dividends	(34,706,000)											(34,706,000)
Common stock returned to treasury and on Triad Acquisition for the years ended December 31, 2012 and 2010, respectively	0													(604,000)		604,000
Issued shares of common stock for acquisition of assets (in shares)				297,000
Issued shares of common stock for acquisition of assets	1,902,000			3,000					1,899,000
Issued shares of Preferred Stock for acquisition of assets (in shares)							3,000
Issued shares of Preferred Stock for acquisition of assets	64,968,000						69,371,000		(4,403,000)
Issued common units of Eureka Hunter Holdings for asset acquisition / Noncontrolling interest acquired in NGAS acqusition for the years ended December 31, 2012 and 2011, respectively	12,453,000																12,453,000
Common stock issued upon exchange of MHR Exchangeco Corporation's exchangeable shares (in shares)				3,188,000	(3,188,000)
Issued shares of common stock upon exchange of MHR Exchangeco Corporation's exchangeable shares	0			32,000	(32,000)
Purchase of outstanding non-controlling interest in a subsidiary	(497,000)																(497,000)
Shares of Series E Preferred Stock received in reimbursement	(1,750,000)													(1,750,000)
Net income (loss)	(136,721,000)											(132,708,000)					(4,013,000)
Other comprehensive income:
Foreign currency translation	3,883,000												3,883,000
Unrealized gain on available for sale securities	(309,000)												(309,000)
BALANCE at Dec. 31, 2012	711,652,000			1,700,000	5,000	210,441,000	94,371,000	0	715,033,000			(307,484,000)	(8,889,000)	(3,664,000)		0	10,139,000
BALANCE (in shares) at Dec. 31, 2012				170,033,000	506,000	4,209,000	4,000
Members' Equity																		(46,255,000)
Net Income (Loss) Attributable to Parent	121,243,000																	(2,684,000)
Increase (Decrease) in Shareholders' Equity
Share based compensation (in shares)				132,000
Share based compensation	8,699,000			1,000					8,698,000
Issued shares of stock for cash (in shares)		216,068
Issued shares of Preferred Stock for Cash (in cash)						216,000
Issued shares of Preferred Stock for cash		9,591,000	590,000			10,803,000	698,000			(1,212,000)	(108,000)
Preferred dividends	(27,617,000)											(27,617,000)
Common stock issued upon exchange of MHR Exchangeco Corporation's exchangeable shares (in shares)				506,000	(506,000)
Issued shares of common stock upon exchange of MHR Exchangeco Corporation's exchangeable shares	0			5,000	(5,000)
Net income (loss)	120,354,000											121,243,000					(889,000)
Other comprehensive income:
Foreign currency translation	(11,799,000)												(11,799,000)
Unrealized gain on available for sale securities	4,449,000												4,449,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs			109,000								109,000
Stockholders' Equity, Stock Returned from Escrow			280,000												280,000
BALANCE at Jun. 30, 2013	815,530,000			1,706,000	0	221,244,000	95,069,000		722,302,000			(213,858,000)	(16,239,000)	(3,944,000)			9,250,000
BALANCE (in shares) at Jun. 30, 2013				170,671,000	0	4,425,000	4,000
BALANCE at Mar. 31, 2013
Members' Equity																		(46,255,000)
Net Income (Loss) Attributable to Parent	165,440,000																	(2,341,000)
Increase (Decrease) in Shareholders' Equity
Share based compensation	2,400,000
Net income (loss)	165,054,000
BALANCE at Jun. 30, 2013	$ 815,530,000													$ (3,944,000)